THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [x]; Amendment Number: 2
This Amendment (check only one.):           [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Deephaven Capital Management LLC
Address:          130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jim Korn
Title:   Chief Legal Officer
Phone:   (952) 249-5538

Signature, Place, and Date of Signing:


/s/ Jim Korn              Minnetonka, Minnesota             08/17/2004
---------------         --------------------------         --------------------

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:              $393,297
                                                     (thousands)

List of Other Included Managers:                     N/A



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COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
NAME OF ISSUER                TITLE OF CLASS  CUSIP      VALUE      SHRS OR     SH/ PUT/  INV.      OTHER      VOTING AUTHORITY
                                                         (x $1000)  PRN AMT     PRN CALL  DISC.     MGRS    SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS INC          COM             030411102   $12,507       275,000 SH        SOLE      N/A       275,000  0           0
AMERIPATH INC.                COM             03071D109      $703        32,700 SH        SOLE      N/A        32,700  0           0
CARNIVAL CORP                 COM             143658102    $1,183        47,400 SH        SOLE      N/A        47,400  0           0
COGNIZANT TECH SOLUTIONS CRP  CL A            912446102   $12,987       179,800 SH        SOLE      N/A       179,800  0           0
COGNIZANT TECH SOLUTIONS CRP  CL A            912446102   $32,927       455,862 SH        SOLE      N/A       455,862  0           0
COORSTEK INC                  COM             217020106    $5,749       225,000 SH        SOLE      N/A       225,000  0           0
COR THERAPEUTICS COOR         NOTE 4.500% 6/1 217753AG7    $9,863     9,000,000 PRN       SOLE      N/A             0  0   9,000,000
COR THERAPEUTICS COOR         NOTE 5.000% 3/0 217753AD4   $19,410    17,900,000 PRN       SOLE      N/A             0  0  17,900,000
DIANON SYSTEMS INC            COM             252826102   $23,914       501,228 SH        SOLE      N/A       501,228  0           0
DOLE FOOD COMPANY             COM             256605106    $3,467       106,400 SH        SOLE      N/A       106,400  0           0
DREYERS GRAND ICE CREAM       COM             261878102    $1,952        27,512 SH        SOLE      N/A        27,512  0           0
EXPEDIA INC                   CL A            302125109    $1,404        20,980 SH        SOLE      N/A        20,980  0           0
FEI COMPANY                   COM             30241L109    $6,240       408,100 SH        SOLE      N/A       408,100  0           0
FRIEDMAN BILLINGS RAMSEY      CL A            358433100    $1,872       200,000 SH        SOLE      N/A       200,000  0           0
GRANITE STATE BANKSHARES      COM             387472103   $10,923       250,000 SH        SOLE      N/A       250,000  0           0
HISPANIC BROADCASTING CORP    CL A            43357B104   $27,138     1,320,600 SH        SOLE      N/A     1,320,600  0           0
HOUSEHOLD INTERNATIONAL INC   COM             441815107    $3,145       113,100 SH        SOLE      N/A       113,100  0           0
HOUSEHOLD INTERNATIONAL INC   COM             441815107   $11,298       406,270 SH        SOLE      N/A       406,270  0           0
HOUSEHOLD INTERNATIONAL INC   COM             441815107   $33,727     1,212,780 SH        SOLE      N/A     1,212,780  0           0
IMS HEALTH INC                COM             449934108   $11,200       700,000 SH        SOLE      N/A       700,000  0           0
IMS HEALTH INC                COM             449934108    $9,040       565,000 SH        SOLE      N/A       565,000  0           0
INTEGRATED PROCESS EQUIP COR  NOTE 6.250% 9/1 45812KAD0    $2,089     2,058,000 PRN       SOLE      N/A             0  0   2,058,000
IRT PPTY CO                   COM             450058102    $5,734       483,100 SH        SOLE      N/A       483,100  0           0
JO-ANN STORES INC             CL B NON VTG    47758P208      $629        32,500 SH        SOLE      N/A             0  0      32,500
LIMITED BRANDS INC            COM             532716107      $846        60,700 SH        SOLE      N/A        60,700  0           0
MONSANTO CO/NEW               COM             61166W101      $671        34,860 SH        SOLE      N/A        34,860  0           0
NASDAQ 100 TR                 COM             631100104      $244        10,000 SH        SOLE      N/A        10,000  0           0
NASDAQ 100 TR                 COM             631100104      $609        25,000 SH        SOLE      N/A        25,000  0           0
NASDAQ 100 TR                 COM             631100104    $1,650        67,700 SH        SOLE      N/A        67,700  0           0
NORTHROP GRUMMAN CORP         COM             666807102    $2,401        24,751 SH        SOLE      N/A        24,751  0           0
OSMONICS INC                  COM             688350107    $6,952       410,400 SH        SOLE      N/A       410,400  0           0
PFIZER INC                    COM             717081103    $5,980       195,620 SH        SOLE      N/A       195,620  0           0
PHARMACIA CORPORATION         COM             71713U102   $75,645     1,809,700 SH        SOLE      N/A     1,809,700  0           0
PHARMACIA CORPORATION         COM             71713U102    $1,133        27,100 SH        SOLE      N/A        27,100  0           0
QUINTILES TRANSNATIONAL CORP  COM             748767100    $1,815       150,000 SH        SOLE      N/A       150,000  0           0
RATIONAL SOFTWARE CORP        COM             75404P202    $4,935       475,000 SH        SOLE      N/A       475,000  0           0
SYNCOR INTL CORP              COM             87157J106   $13,729       495,101 SH        SOLE      N/A       495,101  0           0
TAUBMAN CENTERS INC.          COM             876664103      $243        15,000 SH        SOLE      N/A        15,000  0           0
TICKETMASTER                  CL B            88633P203   $17,566       827,794 SH        SOLE      N/A       827,794  0           0
UNILAB CORPORATION            COM             904763208    $4,346       237,478 SH        SOLE      N/A       237,478  0           0
USA INTERACTIVE               COM             902984103      $619        27,000 SH        SOLE      N/A        27,000  0           0
USA INTERACTIVE               COM             902984103    $4,598       200,600 SH        SOLE      N/A       200,600  0           0
WARREN BANCORP INC            COM             934710104      $214        13,600 SH        SOLE      N/A        13,600  0           0

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